Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	ECARX Holdings Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001861974
Amendment Flag	true
Amendment Description	On June 20, 2023, ECARX Holdings Inc. (the "Registrant") filed Amendment No. 1 to a Registration Statement on Form F-1 (File No. 333-271861) (as amended, the "Registration Statement"), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the "SEC") on June 30, 2023. The Registrant is filing this post-effective amendment No. 1 to the Registration Statement to include its unaudited condensed consolidated financial statements as of June 30, 2023 and for the six months ended June 30, 2023 and to update certain other information contained in the Registration Statement. The Registrant is also restating its consolidated financial statements as of December 31, 2022 and 2021, and for each of the years in the two-year period ended December 31, 2022 as a result of its acquisition of JICA Intelligent Robotics Co., Ltd. ("JICA Intelligent"), an entity under common control, on June 30, 2023, which constituted a combination between entities under common control. Please see Note 29(b) of our consolidated financial statements included elsewhere in this prospectus. No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on Form F-1.